Stock-Based Compensation (Stock-Options, Rollforward) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Stock Options
Outstanding (shares), beginning balance | shares	11,911,647
Granted (shares) | shares	1,361,464
Exercised (shares) | shares	(2,940,667)
Forfeited or expired (shares) | shares	(218,608)
Outstanding (shares), ending balance | shares	10,113,836
Exercisable (shares) | shares	6,376,286
Weighted Average Exercise Price
Outstanding, beginning balance (USD per share) | $ / shares	$ 44.14
Granted (USD per share) | $ / shares	66.31
Exercised (USD per share) | $ / shares	31.12
Forfeited or expired (USD per share) | $ / shares	59.04
Outstanding, ending balance (USD per share) | $ / shares	50.59
Exercisable (USD per share) | $ / shares	$ 46.30